Loans (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Korea Housing Finance Corporation [Member] KRW	Dec. 31, 2009 Korea Housing Finance Corporation [Member] KRW
Collaterals for loan restructuring, fair value	52,486	10,716	40
Financing receivable, modifications, number of contracts	58	51	13
Aggregate book value of restructured loans	70,347	26,660	4,777
Aggregate charge-offs on loans	17,861	15,944	4,737
Loans transferred, average contractual maturity period (years)				20
Mortgage loans sold				524,997	471,960
Servicing fee income, mortgage loans sold	15,668	16,465
Loans held for sale	73,460	201,275